Combined Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect of Adoption of New Accounting	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Cumulative Effect of Adoption of New Accounting	Accumulated Other Comprehensive Loss
Beginning Balance at Dec. 31, 2017	$ 254,661		$ 8	$ 249,251	$ 5,559		$ (157)
Beginning Balance, shares at Dec. 31, 2017			75,024,637
Issuance of common stock in relation to acquisitions	6,226			6,226
Issuance of common stock in relation to acquisitions, shares			868,260
Issuance of common stock for stock option exercises	$ 10			10
Issuance of common stock for stock option exercises, shares	3,250		3,250
Dividends paid to common stockholders	$ (85,000)				(85,000)
Stock-based compensation	2,751			2,751
Other comprehensive gain (loss)	(2,226)						(2,226)
Net income (loss)	(13,720)				(13,720)
Ending Balance at Dec. 31, 2018	162,702		$ 8	258,238	(93,161)		(2,383)
Ending Balance, shares at Dec. 31, 2018			75,896,147
Issuance of common stock in relation to acquisitions	2,000			2,000
Issuance of common stock in relation to acquisitions, shares			267,000
Issuance of common stock for stock option exercises	80			80
Issuance of common stock for stock option exercises, shares			14,000
Repurchase of common stock (Note 11)	(1,531)			(1,257)	(274)
Repurchase of common stock (Note 11), shares			(88,000)
Stock-based compensation	2,813			2,813
Other comprehensive gain (loss)	(756)						(756)
Net income (loss)	(14,406)				(14,406)
Ending Balance at Sep. 30, 2019	147,216	$ (3,686)	$ 8	261,874	(111,527)	$ (3,686)	(3,139)
Ending Balance, shares at Sep. 30, 2019			76,089,000
Beginning Balance at Dec. 31, 2018	162,702		$ 8	258,238	(93,161)		(2,383)
Beginning Balance, shares at Dec. 31, 2018			75,896,147
Issuance of common stock in relation to acquisitions	10,000			10,000
Issuance of common stock in relation to acquisitions, shares			1,322,075
Issuance of common stock for stock option exercises	$ 124			124
Issuance of common stock for stock option exercises, shares	34,000		34,000
Issuance of common stock	$ 53,500			53,500
Issuance of common stock, shares			7,046,049
Repurchase of common stock (Note 11)	(1,531)			(742)	(789)
Repurchase of common stock (Note 11), shares			(218,905)
Stock-based compensation	3,848			3,848
Other comprehensive gain (loss)	212						212
Net income (loss)	(8,394)				(8,394)
Ending Balance at Dec. 31, 2019	216,775	(3,686)	$ 8	324,968	(106,030)	(3,686)	(2,171)
Ending Balance, shares at Dec. 31, 2019			84,079,366
Beginning Balance at Jun. 30, 2019	143,513		$ 8	258,954	(113,046)		(2,403)
Beginning Balance, shares at Jun. 30, 2019			75,815,000
Issuance of common stock in relation to acquisitions	2,000			2,000
Issuance of common stock in relation to acquisitions, shares			267,000
Issuance of common stock for stock option exercises	53			53
Issuance of common stock for stock option exercises, shares			7,000
Stock-based compensation	867			867
Other comprehensive gain (loss)	(736)						(736)
Net income (loss)	1,519				1,519
Ending Balance at Sep. 30, 2019	147,216	(3,686)	$ 8	261,874	(111,527)	(3,686)	(3,139)
Ending Balance, shares at Sep. 30, 2019			76,089,000
Beginning Balance at Dec. 31, 2019	216,775	$ (3,686)	$ 8	324,968	(106,030)	$ (3,686)	(2,171)
Beginning Balance, shares at Dec. 31, 2019			84,079,366
Issuance of common stock to directors, shares			20,000
Issuance of common stock for stock option exercises	$ 1,224			1,224
Issuance of common stock for stock option exercises, shares	306,000		306,000
Issuance of common stock upon vesting of restricted stock units, shares			9,000
Issuance of common stock	$ 106,730		$ 1	106,729
Issuance of common stock, shares			7,500,000
Stock-based compensation	4,286			4,286
Other comprehensive gain (loss)	(637)						(637)
Net income (loss)	60,174				60,174
Ending Balance at Sep. 30, 2020	388,552		$ 9	437,207	(45,856)		(2,808)
Ending Balance, shares at Sep. 30, 2020			91,914,000
Beginning Balance at Jun. 30, 2020	240,506		$ 8	328,588	(82,213)		(5,877)
Beginning Balance, shares at Jun. 30, 2020			84,349,000
Issuance of common stock for stock option exercises	259			259
Issuance of common stock for stock option exercises, shares			56,000
Issuance of common stock upon vesting of restricted stock units, shares			9,000
Issuance of common stock	106,730		$ 1	106,729
Issuance of common stock, shares			7,500,000
Stock-based compensation	1,631			1,631
Other comprehensive gain (loss)	3,069						3,069
Net income (loss)	36,357				36,357
Ending Balance at Sep. 30, 2020	$ 388,552		$ 9	$ 437,207	$ (45,856)		$ (2,808)
Ending Balance, shares at Sep. 30, 2020			91,914,000